Document and Entity Information	Aug. 08, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	AMERICAN HONDA FINANCE CORP
Amendment Flag	false
Entity Central Index Key	0000864270
Document Type	8-K
Document Period End Date	Aug. 08, 2024
Entity Incorporation State Country Code	CA
Entity File Number	001-36111
Entity Tax Identification Number	95-3472715
Entity Address, Address Line One	1919 Torrance Blvd.
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90501
City Area Code	(310)
Local Phone Number	972-2288
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
M 1.950 Medium Term Notes Series A Due October 1820243 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.950% Medium-Term Notes, Series A DueOctober 18, 2024
Trading Symbol	HMC/24D
Security Exchange Name	NYSE
A 0750 Medium Term Notes Series A Due November 252026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Medium-Term Notes, Series A DueNovember 25, 2026
Trading Symbol	HMC/26A
Security Exchange Name	NYSE
M 3.500 Medium Term Notes Series A Due April 2420266 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Medium-Term Notes, Series A DueApril 24, 2026
Trading Symbol	HMC/26F
Security Exchange Name	NYSE
Floating Rate Medium Term Notes Series A Due April 2920264 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Medium-Term Notes, Series A DueApril 29, 2026
Trading Symbol	HMC/26G
Security Exchange Name	NYSE
A 0300 Medium Term Notes Series A Due July 72028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.300% Medium-Term Notes, Series A DueJuly 7, 2028
Trading Symbol	HMC/28A
Security Exchange Name	NYSE
M 1.500 Medium Term Notes Series A Due October 1920271 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Medium-Term Notes, Series A DueOctober 19, 2027
Trading Symbol	HMC/27A
Security Exchange Name	NYSE
M 3.750 Medium Term Notes Series A Due October 2520272 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.750% Medium-Term Notes, Series A DueOctober 25, 2027
Trading Symbol	HMC/27B
Security Exchange Name	NYSE
A 5.600 Medium Term Notes Series A Due September 62030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.600% Medium-Term Notes, Series A DueSeptember 6, 2030
Trading Symbol	HMC/30A
Security Exchange Name	NYSE
M 3.650 Medium Term Notes Series A Due April 2320315 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.650% Medium-Term Notes, Series A dueApril 23, 2031
Trading Symbol	HMC/31B
Security Exchange Name	NYSE